Net Profit (Loss) Per Share (Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Basic loss per share	$ (3.93)	$ (3.48)	[1]	$ (2.38)	[1]
Diluted loss per share	$ (3.93)	$ (3.48)	[2]	$ (2.38)	[2]

[1]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)
[2]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)